GENERAL	12 Months Ended
Dec. 31, 2020
GENERAL
GENERAL

NOTE 1:-     GENERAL

a.	Business overview:

AudioCodes Ltd. (the “Company”) and its subsidiaries (together the “Group”) is a leading vendor of advanced communication, software, products and productivity solutions for the digital workplace. The Company's products are deployed on-premises or delivered from the cloud. Providing software communications, cloud-based platforms, customer premise equipment and software applications, the Company's solutions and products are geared to meet the growing needs of enterprises and service providers realigning their operations towards the transition to all-IP networks and hosted unified communications and collaboration business services. In addition, the Company offers a complete suite of professional and managed services that allow the Company's partners and customers to choose a service packages (or complement their own offering) from a modular portfolio of professional services.

The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America, Australia and Israel.

b.

The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there are a limited number of manufacturers of these particular components, management believes that other suppliers could provide similar components on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could adversely affect the operating results and financial position of the Group.

c.

During the years ended December 31, 2020, 2019 and 2018, the Group had a major customer which accounted for 13.5%, 16.0% and 17.8%, respectively, of total revenues in those years. In addition, during the years ended December 31, 2020, 2019 and 2018, the Group had an additional major customer which accounted for 13.0%, 13.5% and 11.1%, respectively, of total revenues in those years. No other customer accounted for more than 10% of the Group’s revenues in those periods.

d.

On December 23, 2019, a merger agreement was signed between the Company and one of its subsidiaries, AudioCodes Development Ltd. In September 2020, the Company received the approval of the Israel Tax Authority to the merger. The merger was effective as of January 1, 2020.

e.	COVID- 19

On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic. The outbreak has reached all of the regions in which the Group does business, and governmental authorities around the world have implemented numerous measures attempting to contain and mitigate the effects of the virus, including travel bans and restrictions, border closings, quarantines, shelter-in-place orders, shutdowns, limitations or closures of non-essential businesses, and social distancing requirements. Companies around the world, including the Group, the Group’s customers, partners, and vendors, have implemented actions in response, including among others, office closings, site restrictions, and employee travel restrictions.

NOTE 1:-     GENERAL (Cont.)

The global spread of COVID-19 and actions taken in response have caused and may continue to cause disruptions and/or delays in the Group’s supply chain, manufacturing and shipments, and caused significant economic and business disruption to the Group's customers, partners and vendors. In response to these challenges, the Group quickly adjusted its operations to work from home and it believes its business continuity plan is working well. The extent of the impact of COVID-19 on the Group's business and results of operations will depend on future developments, which are highly uncertain, including the duration and severity of the outbreak, the effects of subsequent waves of COVID-19, the Group's ability to maintain its supply chain and to continue to manufacture products and restrictions on its business and personnel that may be imposed by governmental rules and regulations implemented to contain or treat COVID-19.

The Company’s management is monitoring and assessing the impact of the COVID-19 pandemic daily, including recommendations and orders issued by government and public health authorities.